Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans And Obligations For Termination Indemnity
BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY

The Company’s subsidiaries ESA, a German subsidiary (the "German Subsidiary") and a Belgian subsidiary (the "Belgian Subsidiary") sponsor benefit plans for their employees in the U.S., Germany and Belgium, respectively, as follows:

1.    Defined Benefit Retirement Plan based on Employer’s Contributions

a)
ESA has three defined benefit pension plans (the “Plans”) which cover the employees of ESA’s two largest subsidiaries. Monthly benefits are based on years of benefit service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law. Pension fund assets of the Plans are invested primarily in stocks, bonds and cash through a financial institution, as the investment manager of the Plans’ assets. Pension expense is allocated between cost of sales and general and administrative expenses, depending on the responsibilities of the employee. The measurement date for ESA subsidiaries' benefit obligation is December 31.

Participation in ESA’s qualified defined benefit plans was frozen as of January 1, 2010, for non-represented employees. Current participants continue to accrue benefits; however no new non-represented employees were allowed to enter the plan.

b)
The German Subsidiary, which is wholly-owned by the Company, has mainly one defined benefit pension plan (the “P3-plan”) which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant’s compensation, which accumulate together with the respective interest credits on the employee’s cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	The Belgian Subsidiary, which is wholly-owned by the Company, has a defined benefit pension plan, which is divided into two categories:

1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Changes in benefit obligation:
Benefit obligation at beginning of year	$219,360	$225,668
Service cost	7,768	8,921
Interest cost	8,929	8,372
Exchange rate differences	(669)	(2,847)
Actuarial losses (gain)	6,861	(15,612)
Benefits paid	(7,003)	(5,142)
Benefit obligation at end of year	$235,246	$219,360
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	127,455	126,489
Actual return on Plans’ assets (net of expenses)	10,035	(2,225)
Employer contribution	9,753	8,333
Benefits paid	(7,003)	(5,142)
Fair value of Plans’ assets at end of year	$140,240	$127,455
Accrued benefit cost, end of year:
Funded status	(95,003)	(91,905)
Unrecognized net actuarial loss	71,839	72,411
Unrecognized prior service cost	206	(271)
	$(22,958)	$(19,765)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(1,254)	(725)
Accrued benefit liability, non-current	(93,749)	(91,179)
Accumulated other comprehensive income, pre-tax	72,045	72,139
Net amount recognized	$(22,958)	$(19,765)

	Year ended December 31,
	2016	2015	2014
Components of the Plans’ net periodic pension cost:
Service cost	$7,768	$8,921	$7,762
Interest cost	8,929	8,372	7,833
Expected return on Plans’ assets	(9,057)	(8,970)	(8,221)
Amortization of prior service cost	65	(62)	(125)
Amortization of transition amount	—	46	121
Amortization of net actuarial loss	5,765	6,295	2,108
Total net periodic benefit cost	$13,470	$14,602	$9,478
Additional information
Accumulated benefit obligation	$227,799	$213,675	$215,276

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	December 31,
	2016	2015
Weighted average assumptions:
Discount rate as of December 31	4.3%	4.3%
Expected long-term rate of return on Plans’ assets	7.3%	7.3%
Rate of compensation increase	2.4%	2.4%

Asset allocation by category as of December 31:

	2016	2015
Asset Category:
Equity Securities	66.3%	66.0%
Debt Securities	33.1%	34.0%
Other	0.6%	—%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan’s obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2016	2015
Asset Category:
Equity Securities	65.0%	50.0%
Debt Securities	35.0%	40.0%
Other	—%	10.0%
Total	100.0%	100.0%

The fair value of the asset values by category at December 31, 2016 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash	$553	$553	$—	$—
Cash Equivalents:
Money Market Funds (a)	335	335	—	—
Fixed Income Securities:
Mutual Funds (b)	45,409	45,409	—	—
Equity Securities:
International Companies (c)	3,953	3,953	—	—
Mutual Funds (d)	89,990	89,990	—	—
Total	$140,240	$140,240	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d)	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2016 Plan year have been satisfied as of December 31, 2016. Benefit payments over the next five years are expected to be $6,255 in 2017, $7,077 in 2018, $7,791 in 2019, $8,599 in 2020 and $9,468 in 2021.

2.    Retiree Medical Plan

ESA offers retiree medical benefits to a limited number of retirees, The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,791	$1,953
Service cost	71	102
Interest cost	60	63
Actuarial (gain) loss	233	(237)
Employee contribution	33	27
Benefits paid	(135)	(117)
Benefit obligation at end of period	$2,053	$1,791
Change in Plan Assets:
Employer contribution	$102	$90
Employee contribution	33	27
Benefits paid	(135)	(117)
Fair value of Plan assets at end of period	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2016	2015
Accrued benefit cost, end of period:
Funded status	$(2,053)	$(1,791)
Unrecognized net actuarial (gain) loss	(1,110)	(1,522)
Accrued benefit cost, end of period	$(3,163)	$(3,313)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(180)	$(153)
Accrued benefit liability, non-current	(1,873)	(1,638)
Accumulated other comprehensive gain, pretax	(1,110)	(1,522)
Net amount recognized	$(3,163)	$(3,313)

Components of net periodic pension cost (for period):
Service cost	$71	$102
Interest cost	60	63
Amortization of net actuarial gain	(179)	(143)
Total net periodic benefit cost	$(48)	$22

Assumptions as of end of period:
Discount rate	3.50%	3.50%
Health care cost trend rate assumed for next year	6.50%	6.50%
Ultimate health care cost trend rate	3.80%	3.84%

The effect of a 1% change in the health care cost trend rate at December 31, 2016 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$13	$(11)
Benefit obligation	$141	$(127)

3.    Defined Contribution Plan

The 401(k) savings plan (“401(k) plan”) is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $5,300, $4,209 and $4,675 for the years ended December 31, 2016, 2015 and 2014, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

4.    Non-Qualified Defined Contribution Plan

ESA has two benefit plans for the executives of the organization. The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary to the 409(A) plan. ESA provides a match of 50 cents on the dollar up to 10% of the employees’ total salary and incentive based compensation. The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions to the plan were $1,194, $1,221 and $181 for the years ended December 31, 2016, 2015 and 2014, respectively, and the total ESA contribution to the plan was $265 for 2016. The cash and cash surrender value of these life insurance policies at December 31, 2016 was $4,455. The total liability related to the 409(A) plan was $6,211 at December 31, 2016.

The second plan implemented is a non-qualified, defined benefit plan for certain executives of ESA. The plan provides a calculated, guaranteed payment in addition to their regular pension through the company upon retirement. The plan is funded with several life insurance policies. They are not segregated into a trust or otherwise effectively restricted. These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets. The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies have a cash surrender of $2,651 at December 31, 2016. Related liability for the pension payments is $4,777 at December 31, 2016. As of December 31, 2016, all executives had partially vested balances in the plan.